Supplemental cash flow information	12 Months Ended
Mar. 31, 2015
Supplemental cash flow information

3. Supplemental cash flow information:

Cash payments for income taxes were ¥331,007 million, ¥411,133 million and ¥1,145,808 million for the years ended March 31, 2013, 2014 and 2015, respectively. Interest payments during the years ended March 31, 2013, 2014 and 2015 were ¥325,575 million, ¥352,590 million and ¥369,770 million, respectively.

Capital lease obligations of ¥3,749 million, ¥3,422 million and ¥3,709 million were incurred for the years ended March 31, 2013, 2014 and 2015, respectively.